ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of Accounts Payable and Accrued Liabilities
(In Thousands of US Dollars)
Description	2024	2023
Accounts payable	$4,115	$3,023
Accrued liabilities:
Payroll related liabilities	23	22
Other accrued liabilities	5	5
Total accounts payable and accrued liabilities	$4,143	$3,050